SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent event [Member] $ in Thousands		1 Months Ended
	Mar. 03, 2019 USD ($)	Jan. 21, 2019 CAD ($) shares
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares		3,000,000
Share price		$ 0.05
Proceeds from issuing shares		$ 150,000
Proceeds from sale of certain water rights, balance paid	$ 5,370